Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2019
Accounts Payable and Accrued Liabilities, Current [Abstract]
Accounts Payable
	December 31, 2019	December 31, 2018
Suppliers, repairers	$7,327	$8,561
Insurers, agents and brokers	163	358
Payables to charterers	762	368
Other creditors	800	299
Total	$9,052	$9,586